Condensed Parent Only Financial Information	6 Months Ended
Sep. 30, 2024
Condensed Parent Only Financial Information [Abstract]
CONDENSED PARENT ONLY FINANCIAL INFORMATION

22. CONDENSED PARENT ONLY FINANCIAL INFORMATION

The following presents condensed parent company only financial information of Solowin Holdings.

Condensed balance sheets

	As of September 30, 2024	As of March 31, 2024
	$’000	$’000
ASSETS
Current assets:
Cash and cash equivalents	98	1,357
Prepaid expenses and other current assets, net	439	1,312
Loan receivables, net of allowance for expected credit losses of nil and $410,000 as of September 30, 2024 and March 31, 2024, respectively	-	574
Amount due from a subsidiary	183	-
Amount due from a director	1	-
Total current assets	721	3,243

Non-current assets:
Interests in subsidiaries	4,688	4,688
Investment in an associate	227	254
Long-term investments, net	401	-
Property and equipment, net	116	124
Operating right-of-use assets, net	715	962
Refundable deposits	294	288
Prepaid expenses, net	402	450
Total non-current assets	6,843	6,766
TOTAL ASSETS	7,564	10,009

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accruals and other current liabilities	235	158
Operating lease liabilities - current	520	536
Amount due to a director	3	3
Amount due to a related party	6	6
Amount due to a subsidiary	25	25
Total current liabilities	789	728

Non-current liabilities:
Operating lease liabilities - non-current	195	439
Total non-current liabilities	195	439
TOTAL LIABILITIES	984	1,167

Shareholders’ equity
Ordinary shares (US$0.0001 par value per share; 1,000,000,000 shares authorized; 15,980,000 and 15,500,000 shares issued and outstanding as of September 30, 2024 and March 31, 2024)	2	1
Additional paid-in capital	18,121	14,810
Accumulated losses	(11,543)	(5,969)
Total shareholders’ equity	6,580	8,842

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	7,564	10,009

Condensed statements of loss

	For the six months ended September 30,
	2024	2023
	$’000	$’000
Interest income	27	-

Expenses
Marketing and promotion expenses	932	-
Professional fee	297	45
Information technology expenses	23	-
Office expenses	334	-
Reversal of provision for expected credit losses	(410)	-
Employee benefits expenses	3,449	5
Referral fee	140	-
Share of results of an associate	27	-
Impairment loss of long-term investments	259
Other general and administrative expenses	550	3
Total expenses	5,601	53

Loss before income tax expense	(5,574)	(53)

Income tax expense	-	-

Net loss	(5,574)	(53)

Condensed statements of cash flows

	For the six months ended September 30,
	2024	2023
	$’000	$’000
Cash flows from operating activities:
Net loss	(5,574)	(53)
Adjustment to reconcile net loss to cash used in operating activities:
Depreciation of property and equipment	26	-
Reversal of provision for expected credit losses	(410)	-
Share based compensations	3,312	-
Share of results of an associate	27	-
Impairment loss of long-term investments	259	-
Interest income from loan to a third party	(26)	-
Change in operating assets and liabilities:
Change in refundable deposits	(6)	(2,305)
Change in prepaid expenses and other current assets	919	-
Change in amount due from a subsidiary	(184)	-
Change in accruals and other current liabilities	77	40
Change in operating lease liabilities	(13)	-
Change in amount due to a subsidiary	-	6
Cash used in operating activities	(1,593)	(2,312)

Cash flows from investing activities
Purchase of property and equipment, net	(18)	-
Purchase of long-term investments, net	(658)	-
Repayment of loan from a third party	1,010	-
Cash provided by investing activities	334	-

Cash flows from financing activities
Net proceeds from IPO	-	7,065
Advance to a subsidiary	-	(745)
Advance from a director	-	3
Cash provided by financing activities	-	6,323

Net change in cash and cash equivalents	(1,259)	4,011
Cash and cash equivalents at beginning of the period	1,357	5
Cash and cash equivalents at the end of the period	98	4,016

(i)	Basis of Presentation

The Company was incorporated under the laws of the Cayman Islands as an exempted company with limited liability on July 23, 2021 and as a holding company.

The condensed parent company financial information of the Company has been prepared using the same accounting policies as set out in the accompanying unaudited interim condensed consolidated financial statements.

(ii)	Restricted Net Assets

Schedule I of Rule 5-04 of Regulation S-X requires the condensed financial information of registrant shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party (i.e., lender, regulatory agency, foreign government, etc.).

The condensed parent company financial statements have to be prepared in accordance with Rule 12-04, Schedule I of Regulation S-X if the restricted net assets of the subsidiaries of Solowin Holdings exceed 25% of the consolidated net assets of Solowin Holdings. A significant portion of the Company’s operations and revenue are conducted and generated by the Company’s wholly-owned subsidiary, SJFZ, which is licensed by the SFC in Hong Kong. The ability of this operating subsidiary to pay dividends to the Company may be restricted because this SFC licensed operating subsidiary is subject to the minimum paid-up capital and liquid capital requirements imposed by the SFO to maintain its business license and due to the availability of cash balances of this operating subsidiary.

As of September 30, 2024 and March 31, 2024, there were no material contingencies, significant provisions of long term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company, except for those which have been separately disclosed in the unaudited interim condensed consolidated financial statements, if any.